Federal Home Loan Bank Advances (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities of Federal Home Loan Bank Advances
2014	$ 6,029
2015	30
2016	32
2017	33
2018	34
Thereafter	234
Total	$ 6,392	$ 420